Fair value measurement, Fair value measures for non-financial assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value measurement [Abstract]
Non-financial assets	$ 3,712,270	$ 4,030,547	$ 4,563,775
Recurring [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	1,316,264	2,402,632
Recurring [Member] | Vessels [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	0	182,055	$ 214,938
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	116,714	286,232
Recurring [Member] | Land [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	$ 1,199,550	$ 1,934,345